Bank Loan (Tables)	12 Months Ended
Dec. 31, 2025
Bank Loan [Abstract]
Schedule of Bank Loan	Bank loan, net consisted of the following:
	December 31, 2025	December 31, 2024
	US$	US$
Current	22,188	—
Non-current	999,149	—
Total	1,021,337	—

Schedule of Bank Loan Repayment	The repayment schedule for the principal of bank loan for each of the next fiscal years is as follows:
US$
2026	22,188
2027	999,149
1,021,337